Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 112,797	¥ 110,452
Accumulated Impairment, Beginning of year		(93,537)	(92,814)
Net carrying amount, Beginning of year		19,260	17,638
Acquisition, Changes during year
Impairment, Changes during year			(723)
Other, Changes during year	[1]	(2,061)	2,345
Gross carrying amount, End of year		110,736	112,797
Accumulated Impairment, End of year		(93,537)	(93,537)
Net carrying amount, End of year		17,199	19,260
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		112,379	110,034
Accumulated Impairment, Beginning of year		(93,537)	(92,814)
Net carrying amount, Beginning of year		18,842	17,220
Acquisition, Changes during year
Impairment, Changes during year			(723)
Other, Changes during year	[1]	(2,061)	2,345
Gross carrying amount, End of year		110,318	112,379
Accumulated Impairment, End of year		(93,537)	(93,537)
Net carrying amount, End of year		16,781	18,842
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		418	418
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		418	418
Acquisition, Changes during year
Impairment, Changes during year
Other, Changes during year	[1]
Gross carrying amount, End of year		418	418
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 418	¥ 418

[1]	Includes currency translation adjustments.